Expense Example - LVIP Delaware REIT Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	85	266	464	1,035	115	361	627	1,385